Stockholders' Equity and Stock Incentive Plans	3 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity and Stock Incentive Plans
STOCKHOLDERS' EQUITY AND STOCK INCENTIVE PLANS
Share Repurchase Program
On May 2, 2017, the Company announced that its Board of Directors had reaffirmed the Company’s existing share repurchase program, which as of March 31, 2018, had $40.3 million remaining. The Company intends to make purchases of its common stock from time to time under this program through open market purchases, privately negotiated transactions, tender offers, exchange offers, redemptions or otherwise, upon such terms and at such prices as we may determine.

The following table provides information regarding share repurchases during the referenced periods.(1)

(In thousands, except per share data)	For the Three Months Ended March 31, 2018
Shares repurchased (2)	559
Total cost, including brokerage fees	$19,803
Average repurchase price per share (3)	$35.42
(1) Shares repurchased reflect repurchases settled during the three months ended March 31, 2018. These amounts exclude repurchases traded but not yet settled on or before March 31, 2018.
(2) All shares repurchased have been retired and constitute authorized but unissued shares.
(3) Amounts in the table may not recalculate exactly due to rounding. Average repurchase price per share is calculated based on unrounded numbers.

Dividends
On May 2, 2017, the Company announced that its Board of Directors had authorized the reinstatement of the Company’s cash dividend program.

The dividends declared by the Board under this program and reflected in the periods presented are:

Declaration date	Record date	Payment date	Amount per share
December 7, 2017	December 28, 2017	January 15, 2018	$0.05
March 2, 2018	March 16, 2018	April 15, 2018	0.05

Share-Based Compensation
We account for share-based awards exchanged for employee services in accordance with the authoritative accounting guidance for share-based payments. Under the guidance, share-based compensation expense is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense, net of estimated forfeitures, over the employee's requisite service period.

The following table provides classification detail of the total costs related to our share-based employee compensation plans reported in our condensed consolidated statements of operations.

	Three Months Ended
	March 31,
(In thousands)	2018	2017
Gaming	$172	$70
Food and beverage	33	13
Room	15	6
Selling, general and administrative	872	358
Corporate expense	7,835	2,636
Total share-based compensation expense	$8,927	$3,083

Performance Shares
Our stock incentive plan provides for the issuance of Performance Share Unit ("PSU") grants which may be earned, in whole or in part, upon passage of time and the attainment of performance criteria. We periodically review our estimates of performance against the defined criteria to assess the expected payout of each outstanding PSU grant and adjust our stock compensation expense accordingly.
The PSU grants awarded in fourth quarter 2014 and 2013 vested during first quarter 2018 and 2017, respectively. Common shares were issued based on the determination by the Compensation Committee of the Board of Directors of our actual achievement of net revenue growth, Earnings Before Interest, Taxes, Depreciation and Amortization ("EBITDA") growth and customer service scores for the three-year performance period of each grant. As provided under the provisions of our stock incentive plan, certain of the participants elected to surrender a portion of the shares to be received to pay the withholding and other payroll taxes payable on the compensation resulting from the vesting of the PSUs.

The PSU grant awarded in December 2014 resulted in a total of 486,805 shares being issued during first quarter 2018, representing approximately 1.57 shares per PSU. Of the 486,805 shares issued, a total of 149,268 were surrendered by the participants for payroll taxes, resulting in a net issuance of 337,537 shares due to the vesting of the 2014 grant. The actual achievement level under the award metrics equaled the estimated performance as of year-end 2017; therefore, the vesting of the PSUs did not impact compensation costs in our 2018 condensed consolidated statement of operations.

The PSU grant awarded in November 2013 resulted in a total of 268,429 shares being issued during first quarter 2017, representing approximately 0.80 shares per PSU. Of the 268,429 shares issued, a total of 94,776 were surrendered by the participants for payroll taxes, resulting in a net issuance of 173,653 shares due to the vesting of the 2013 grant. The actual achievement level under the award metrics equaled the estimated performance as of year-end 2016; therefore, the vesting of the PSUs did not impact compensation costs in our 2017 condensed consolidated statement of operations.